FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894
                                   ---------

                      FRANKLIN MANAGED TRUST
                      ----------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/06
                          --------



Item 1. Schedule of Investments.


Franklin Managed Trust

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Rising Dividends Fund .............................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin Managed Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                                                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.0%
  COMMERCIAL SERVICES 2.1%
  ABM Industries Inc. ..........................................................        851,550    $   19,338,701
  Cintas Corp. .................................................................      1,014,000        40,265,940
  Superior Uniform Group Inc. ..................................................        224,200         2,883,212
                                                                                                   --------------
                                                                                                       62,487,853
                                                                                                   --------------
  CONSUMER DURABLES 2.2%
  Leggett & Platt Inc. .........................................................      2,192,000        52,388,800
a Russ Berrie and Co. Inc. .....................................................        754,819        11,661,954
                                                                                                   --------------
                                                                                                       64,050,754
                                                                                                   --------------
  CONSUMER NON-DURABLES 5.3%
  Alberto-Culver Co. ...........................................................      1,424,050        30,545,872
  McCormick & Co. Inc. .........................................................        749,900        28,916,144
  The Procter & Gamble Co. .....................................................      1,474,400        94,759,688
                                                                                                   --------------
                                                                                                      154,221,704
                                                                                                   --------------
  ELECTRONIC TECHNOLOGY 0.1%
  Cohu Inc. ....................................................................         94,200         1,899,072
                                                                                                   --------------
  FINANCE/RENTAL/LEASING 5.2%
  Fannie Mae ...................................................................        611,500        36,316,985
  Freddie Mac ..................................................................      1,697,900       115,287,410
                                                                                                   --------------
                                                                                                      151,604,395
                                                                                                   --------------
  FINANCIAL CONGLOMERATES 3.5%
  State Street Corp. ...........................................................      1,508,200       101,713,008
                                                                                                   --------------
  HEALTH TECHNOLOGY 11.2%
  Becton Dickinson and Co. .....................................................        754,800        52,949,220
  Hillenbrand Industries Inc. ..................................................      1,613,500        91,856,555
  Pfizer Inc. ..................................................................      3,462,600        89,681,340
b West Pharmaceutical Services Inc. ............................................      1,775,200        90,943,496
                                                                                                   --------------
                                                                                                      325,430,611
                                                                                                   --------------
  INSURANCE BROKERS/SERVICES 1.0%
  Arthur J. Gallagher & Co. ....................................................        902,000        26,654,100
                                                                                                   --------------
  LIFE/HEALTH INSURANCE 2.7%
  AFLAC Inc. ...................................................................      1,689,000        77,694,000
                                                                                                   --------------
  MAJOR BANKS 5.0%
  SunTrust Banks Inc. ..........................................................        723,105        61,066,217
  U.S. Bancorp .................................................................      2,360,303        85,419,366
                                                                                                   --------------
                                                                                                      146,485,583
                                                                                                   --------------
  MULTI-LINE INSURANCE 4.2%
  American International Group Inc. ............................................      1,708,777       122,450,960
                                                                                                   --------------
  NON-ENERGY MINERALS 2.4%
  Nucor Corp. ..................................................................      1,259,400        68,838,804
                                                                                                   --------------


                                          Quarterly Statement of Investments | 3

Franklin Managed Trust

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                                                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES 6.0%
  Bemis Co. Inc. ...............................................................        923,600    $   31,383,928
  Donaldson Co. Inc. ...........................................................        421,100        14,616,381
  Praxair Inc. .................................................................      2,153,400       127,761,222
                                                                                                   --------------
                                                                                                      173,761,531
                                                                                                   --------------
  PRODUCER MANUFACTURING 26.8%
  Brady Corp., A ...............................................................      2,329,855        86,856,994
  Carlisle Cos. Inc. ...........................................................      1,497,500       117,553,750
  Dover Corp. ..................................................................      2,317,000       113,579,340
  General Electric Co. .........................................................      3,311,400       123,217,194
  Graco Inc. ...................................................................        700,171        27,740,775
  Nordson Corp. ................................................................        345,449        17,213,724
  Roper Industries Inc. ........................................................      2,477,000       124,444,480
  Teleflex Inc. ................................................................        816,141        52,690,063
  United Technologies Corp. ....................................................      1,884,500       117,818,940
                                                                                                   --------------
                                                                                                      781,115,260
                                                                                                   --------------
  PROPERTY-CASUALTY INSURANCE 8.1%
  Erie Indemnity Co., A ........................................................      1,652,782        95,828,300
  Mercury General Corp. ........................................................        350,619        18,488,140
  Old Republic International Corp. .............................................      4,122,250        95,965,980
  RLI Corp. ....................................................................        457,024        25,785,294
                                                                                                   --------------
                                                                                                      236,067,714
                                                                                                   --------------
  REGIONAL BANKS 1.5%
  Mercantile Bankshares Corp. ..................................................        632,925        29,614,561
  Peoples Bancorp Inc. .........................................................        262,768         7,804,210
  TrustCo Bank Corp. NY ........................................................        678,121         7,540,705
                                                                                                   --------------
                                                                                                       44,959,476
                                                                                                   --------------
  RETAIL TRADE 7.4%
  Family Dollar Stores Inc. ....................................................      3,898,000       114,328,340
a Sally Beauty Holdings Inc. ...................................................      1,424,050        11,107,590
  Wal-Mart Stores Inc. .........................................................      1,968,500        90,905,330
                                                                                                   --------------
                                                                                                      216,341,260
                                                                                                   --------------
  SAVINGS BANKS 2.3%
  Washington Mutual Inc. .......................................................      1,485,050        67,554,924
                                                                                                   --------------


4 | Quarterly Statement of Investments

Franklin Managed Trust

-----------------------------------------------------------------------------------------------------------------
                                                                                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $2,061,846,628) ....................................                   $2,823,331,009
                                                                                                   --------------
  SHORT TERM INVESTMENTS (COST $86,142,122) 3.0%
  MONEY MARKET FUND 3.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% .........     86,142,122        86,142,122
                                                                                                   --------------
  TOTAL INVESTMENTS (COST $2,147,988,750) 100.0% ...............................                    2,909,473,131
  OTHER ASSETS, LESS LIABILITIES 0.0% d ........................................                        1,360,677
                                                                                                   --------------
  NET ASSETS 100.0% ............................................................                   $2,910,833,808
                                                                                                   ==============

a     Non-income producing for the twelve months ended December 31, 2006.

b     See Note 2 regarding holdings of 5% voting securities.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d     Rounds to less than 0.1% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Managed Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Managed Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund).

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................   $2,148,531,539
                                                      ==============

Unrealized appreciation ...........................   $  796,195,228
Unrealized depreciation ...........................      (35,253,636)
                                                      --------------
Net unrealized appreciation (depreciation) ........   $  760,941,592
                                                      ==============

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended December 31, 2006 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                               NUMBER OF                                   REALIZED
                              HELD AT BEGINNING    GROSS       GROSS      SHARES HELD AT     VALUE AT      INVESTMENT    CAPITAL
NAME OF ISSUER                     OF YEAR       ADDITIONS   REDUCTIONS    END OF PERIOD   END OF PERIOD     INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
 Services Inc. .............      1,775,200            --          --        1,775,200      $90,943,496     $230,776          $--
                                                                                            ---------------------------------------
TOTAL AFFILIATED SECURITIES (3.12% of Net Assets)


6 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007











                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer